Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2018
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

23.	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company performed a test of its restricted net assets of the consolidated subsidiaries in accordance with the Securities and Exchange Commission's Regulation S-X Rule 4-08 (e) (3), "General Notes to Financial Statements" and concluded that it was applicable for the Company to disclose the financial information of the parent company.

The subsidiaries did not pay any dividends to the Company for the periods presented. For the purpose of presenting parent-only financial information, the Company records its investment in its subsidiaries under the equity method of accounting. Such investment is presented on the separate condensed statement of financial position of the Company as "Investment in subsidiaries". Certain information and footnote disclosures generally included in financial statements prepared in accordance with IFRS have been condensed or omitted.

The parent Company did not have significant capital and other commitments, long-term obligations, or guarantees as of 31 December 2018 and 2017.

STATEMENT OF FINANCIAL POSITION - PARENT COMPANY ONLY

31 December
2018
(Unaudited)
Assets
Current assets:
Cash and cash equivalents	$462,485
Amount due from subsidiaries	390,000
Investment in subsidiaries	1,289,522
Total assets	$2,142,007

Liabilities
Current liabilities:
Trade and other payables	$1,029,347
Total liabilities	1,029,347

Shareholders' equity
Common stock - Authorized 50,000,000 shares, par value $0.001	50,000
Subscription of receivable	(50,000)
Additional paid in capital	2,360,204
Legal reserve	223,500
Accumulated Deficit	(1,680,322)
Other comprehensive income	209,278
Total shareholders' equity	1,112,660
Total liabilities and shareholders' equity	$2,142,007

STATEMENT OF PROFIT AND LOSS AND COMPREHENSIVE INCOME (LOSS) - PARENT COMPANY ONLY

For the year ended 31 December
2018
(Unaudited)
Revenue	$-
Cost of revenue	-
Gross margin	-

Administrative expenses	(177,009)
Loss from operating	(177,009)

Other income	147
Equity income of subsidiaries	349,783
Profit before income tax expenses	172,921

Income tax expenses	-
Net profit for the year	172,921
Total comprehensive income for the year	$172,921

STATEMENT OF CASH FLOWS

For the year ended 31 December
2018
(Unaudited)
Operating activities
Net profit	$172,921
Adjustments to reconcile to net income to net cash used in operating activities
Equity gain of subsidiaries	(349,783)
Changes in operating assets and liabilities:
Accounts and other receivables, net	(390,000)
Trade and other payables	1,029,347
Net cash provided by operating activities	462,485

Net increase in cash and cash equivalents, and restricted cash	462,485
Cash and cash equivalents, and restricted cash at beginning of year	-
Cash and cash equivalents, and restricted cash at end of year	$462,485